Risks and Uncertainties in the Group and the Parent Company	6 Months Ended
Jun. 30, 2024
Risks and Uncertainties in the Group and the Parent Company
Risks and Uncertainties in the Group and the Parent Company

Note 3 - Risks and Uncertainties in the Group and the Parent Company

Operational Risks

Research and drug development up to approved registration and marketing is subject to considerable risk and is a capital-intensive process. The majority of all initiated projects will never reach market registration due to the technological risks, such as a failure to demonstrate efficacy or a favorable risk/benefit profile, or manufacturing problems. Competing pharmaceuticals can capture market share or reach the market faster, or if competing research projects achieve better product profiles, the future value of the product portfolio may be lower than expected. The operations may also be impacted negatively by regulatory decisions, such as lack of approvals and price changes.

Calliditas has a commercialized product, which has received full approval in the US under the brand name TARPEYO and in the EU under the brand name Kinpeygo. The product has also received conditional marketing authorization in the UK under the brand name Kinpeygo, and in China under the brand name Nefecon, and are dependent on renewal of the conditional marketing authorizations. There is a risk that commercialization will not go according to plan or that the uptake of prescribing physicians will be worse than planned or that the drug will not have sufficient effect, or show unwanted side effects, which may affect the sales negatively. The impact on the financial statements is described in the Financial overview.

Financial Risks

Calliditas’ financial policy governing the management of financial risks has been designed by the Board of Directors and represents the framework of guidelines and rules in the form of risk mandated and limits for financial activities. The Group is primarily affected by foreign exchange risk, since the development costs for Nefecon and setanaxib are mainly paid in USD and EUR. Further, the Group holds account receivables in USD and EUR and cash in USD and EUR to meet future expected costs in USD and EUR in connection with commercialization of TARPEYO in the US and the clinical development programs. Regarding the Group and the Parent Company’s financial risk management, the risks are essentially unchanged compared with the description in the Annual Report for 2023.

For more information and full disclosure regarding the operational and financial risks, reference is made to the Annual Report for 2023 and the Annual Report on Form 20-F, filed with the SEC in April 2024.